Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of December 31, 2017	As of December 31, 2016

Liabilities:
Manager – payments on behalf of the Partnership (a)	$13,218	$15,126
Management fee payable to CSM (b)	1,016	969

Due to related parties	$14,234	$16,095
Deferred revenue – current (e)	2,829	2,925

Total liabilities	$17,063	$19,020

	For the year ended December 31,
Consolidated Statements of Income	2017	2016	2015
Revenues (c)	$44,653	$36,026	$63,731
Voyage expenses	-	360	411
Vessel operating expenses	11,629	10,866	11,708
General and administrative expenses (d)	1,983	2,076	2,569

Charter Agreements

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1.0	09/2015	06/2016	$14.5 ($14.3)
M/T Arionas	1.2	12/2014	01/2016	$15.0 ($14.8)
M/T Arionas	1.0	01/2017	02/2018	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Akeraios	2.0	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	2.0	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.0	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.1 to 1.3	12/2015	12/2016	$19.0 ($18.8)
M/T Aristotelis	1.0	01/2017	02/2018	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	02/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6	09/2015	05/2016	$35.0 ($34.6)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
Μ/Τ Amoureux	1.0	04/2017	03/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)